Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities:
Net loss	¥ (338,000,000)	$ (48,333,815)	¥ (156,991,074)	¥ (161,975,688)
Adjustments to reconcile net loss to net cash provided by operating activities
Extinguishment losses, net				10,440,057
Termination of franchise agreement				11,005,303
Impairment for intangible assets	7,739,577	1,106,745	18,720,464
Depreciation and amortization	1,842,241	263,437	4,673,551	6,107,400
Allowance of accounts receivable	1,518,121	217,088	3,100,973	3,481,333
Allowance of other current assets			4,031,676
Provision of inventories to net realizable value	179,261	25,634	4,887,040	802,807
Unrealized foreign currency exchange (gain)/loss, net			(16,927)	66,797
Changes in fair value of financial instruments	20,191,599	2,887,360	(4,803,913)	(17,101,260)
Impairment loss for goodwill	21,665,680	3,098,151	67,932,627	6,592,220
Impairment loss for other equity investments accounted for using Measurement Alternative	8,490,163	1,214,077	5,645,887	8,288,296
Share-based compensation	218,332,931	31,221,194	19,143,702	83,863,299
Unrealized loss on digital assets	38,723,236	5,537,349
Gain from deconsolidation of VIEs				(134,665)
Deferred tax benefit	(2,533,484)	(362,283)	(5,173,726)	(1,255,808)
Changes in assets and liabilities, net of effects from business combination and deconsolidation of VIEs:
Accounts receivable, net	(9,936,904)	(1,420,958)	(4,493,100)	(4,487,704)
Inventories	(3,688,748)	(527,484)	4,141,620	(955,200)
Prepayments and other current assets	(224,638,469)	(32,122,874)	(70,189,761)	(53,940,356)
Other non-current assets	(8,494,519)	(1,214,700)	(12,922,095)	(5,487,600)
Accounts payable	1,215,969	173,881	(9,357,338)	524,686
Contract liabilities	1,600,167	228,821	(1,396,803)	4,802,774
Operating lease liabilities	2,800,931	400,528	(1,124,143)	(2,364,187)
Accrued expenses and other current liabilities	(14,600,766)	(2,087,885)	21,284,152	22,376,950
Net cash used in operating activities	(277,600,000)	(39,695,734)	(112,907,188)	(89,350,546)
Investing activities:
Purchase of property and equipment	(31,988)	(4,575)	(380,698)	(201,699)
Net proceeds from disposal of property and equipment			75,795	62,551
Acquisition of short-term investments				(104,086,826)
Payment of a deposit for investments				(4,031,676)
Cash paid for acquiring a short-term investment				(17,688,930)
Cash acquired in business combinations (note 17)			1,484,570	7,916,556
Cash disposed upon deconsolidation of VIEs				(52,917)
Proceeds from sale of digital assets	22,620,255	3,234,653
Purchase of digital assets	(459,740,026)	(65,741,949)
Net cash used in investing activities	(437,151,759)	(62,511,871)	(10,857,028)	(135,161,792)
Financing activities:
Proceeds from IPO				213,168,986
Proceeds from investors	138,829,278	19,852,323	14,979,464
Proceeds from short-term bank borrowings	42,800,000	6,120,319	55,500,000	19,531,207
Repayment of short-term bank borrowings	(55,870,000)	(7,989,304)	(24,500,000)	(59,262,008)
Proceeds from long-term bank borrowings			38,087	5,642,555
Repayment of long-term bank borrowings	(719,307)	(102,860)	(2,421,458)	(2,392,934)
Proceeds from related parties’ loans	23,219,304	3,320,316	19,201,935	5,297,764
Repayment of related parties’ loans	(4,082,936)	(583,852)	(1,655,986)	(7,999,659)
Repayment for shareholders’ loans				(13,929,200)
Proceeds from loans pledged by digital assets	356,510,817	50,980,369
Issuance of convertible loans, net of issuance costs	189,402,889	27,084,253	19,237,039	29,685,273
Repayment of convertible loans	(3,587,434)	(512,996)	(541,306)	(3,482,300)
Proceeds from loans from employees and individuals	4,511,037	645,070	49,518,197	136,331,248
Repayment of loans from employees and individuals	(14,355,871)	(2,052,862)	(25,085,498)	(106,587,537)
Net cash provided by financing activities	676,657,777	96,760,776	104,270,474	216,003,395
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(1,728,914)	118,432	1,163,093	(9,107,882)
Net decrease in cash, cash equivalents and restricted cash	(39,819,122)	(5,328,397)	(18,330,649)	(17,616,825)
Cash and cash equivalents, beginning of the year	60,957,156	8,351,095	78,790,697	26,801,767
Restricted cash, beginning of the year			497,108	70,102,863
Cash, cash equivalents and restricted cash at the beginning of the year	60,957,156	8,351,095	79,287,805	96,904,630
Cash and cash equivalents, end of the year	21,121,206	3,020,292	60,957,156	78,790,697
Restricted cash, end of the year	16,828	2,406		497,108
Cash, cash equivalents and restricted cash at the end of the year	21,138,034	3,022,698	60,957,156	79,287,805
Supplemental disclosure of cash flow information
Interest expenses paid	(2,368,128)	(338,638)	(9,553,499)	(11,973,444)
Income tax paid				(208,475)
Supplemental disclosure of non-cash flow information
Business acquisition by ordinary shares			(48,146,767)	(12,040,885)
Interest expenses accrued	(18,074,033)	(2,584,552)	(7,185,472)	(205,224)
Right-of-use assets obtained in exchange for operating lease obligations	(8,413,033)	(1,203,048)	(1,612,783)	(2,423,083)
Yuli
Investing activities:
Payment of consideration payable resulted from acquisition				(212,785)
Cook SF
Investing activities:
Payment of consideration payable resulted from acquisition				(13,894,425)
Mengwei Stores
Investing activities:
Payment of consideration payable resulted from acquisition				(551,641)
Lishang
Investing activities:
Payment of consideration payable resulted from acquisition				(2,420,000)
Yai’s Thai
Investing activities:
Payment of consideration payable resulted from acquisition			¥ (12,036,695)